Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Number of common shares	Share premium	Treasury shares	Foreign currency translation reserve	Accumulated deficit	Total for Company’s shareholders	Non- controlling interest	Total
Balance at Dec. 31, 2023	$ 98	$ 23,121		$ (2,275)	$ (12,994)	$ 7,950	$ (149)	$ 7,801
Balance (in Shares) at Dec. 31, 2023	44,394,844
Loss for the period					(1,001)	(1,001)	(17)	(1,018)
Other comprehensive income (loss)				(300)		(300)	(2)	(302)
Total comprehensive loss for the period				(300)	(1,001)	(1,301)	(19)	(1,320)
Balance at Jun. 30, 2024	$ 98	23,121		(2,575)	(13,995)	6,649	(168)	6,481
Balance (in Shares) at Jun. 30, 2024	44,394,844
Balance at Dec. 31, 2024	$ 102	25,845	(50)	(2,368)	(15,071)	8,458	(158)	8,300
Balance (in Shares) at Dec. 31, 2024	46,733,844
Treasury shares			(27)			(27)		(27)
Treasury shares (in Shares)	(40,536)
Loss for the period					(1,877)	(1,877)	(15)	(1,892)
Other comprehensive income (loss)				533		533	(5)	528
Total comprehensive loss for the period				533	(1,877)	(1,344)	(20)	(1,364)
Balance at Jun. 30, 2025	$ 102	$ 25,845	$ (77)	$ (1,835)	$ (16,948)	$ 7,087	$ (178)	$ 6,909
Balance (in Shares) at Jun. 30, 2025	46,693,308